LONG-TERM DEBT - Summary of Long-Term Debt (Detail)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2013 2013 Senior Notes [Member] USD ($)	Feb. 07, 2013 2013 Senior Notes [Member] USD ($)	Dec. 31, 2012 2013 Senior Notes [Member] USD ($)	Dec. 31, 2013 Studio City Notes [Member] USD ($)	Dec. 31, 2012 Studio City Notes [Member] USD ($)	Nov. 26, 2012 Studio City Notes [Member] USD ($)	Dec. 31, 2013 2011 Credit Facilities [Member] USD ($)	Dec. 31, 2012 2011 Credit Facilities [Member] USD ($)	Dec. 31, 2013 Aircraft Term Loan [Member] USD ($)	Dec. 31, 2012 Aircraft Term Loan [Member] USD ($)	Dec. 31, 2013 2010 Senior Notes [Member] USD ($)	Dec. 31, 2012 2010 Senior Notes [Member] USD ($)		Dec. 31, 2013 RMB Bonds [Member] USD ($)	Dec. 31, 2012 RMB Bonds [Member] USD ($)	May 09, 2011 RMB Bonds [Member] USD ($)	May 09, 2011 RMB Bonds [Member] CNY	Dec. 31, 2013 Deposit-Linked Loan [Member] USD ($)	Dec. 31, 2012 Deposit-Linked Loan [Member] USD ($)	May 20, 2011 Deposit-Linked Loan [Member] USD ($)	May 20, 2011 Deposit-Linked Loan [Member] HKD
Long-Term Debt [Line Items]
Total long-term debt	$ 2,533,460,000	$ 3,194,864,000	$ 1,000,000,000	$ 1,000,000,000	$ 0	$ 825,000,000	$ 825,000,000	$ 825,000,000	$ 673,883,000	$ 1,014,729,000	$ 34,577,000	$ 40,245,000	$ 0	$ 593,967,000	[1]	$ 0	$ 367,645,000	$ 353,278,000	2,300,000,000	$ 0	$ 353,278,000	$ 353,278,000	2,748,500,000
Current portion of long-term debt	(262,566,000)	(854,940,000)
Non current portion of long-term debt	$ 2,270,894,000	$ 2,339,924,000

[1]	Net of unamortized issue discount for the 2010 Senior Notes of approximately $6,033 as of December 31, 2012.